Goodwill (Details) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended							12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 CRIC	Dec. 31, 2011 Primary real estate agency services	Dec. 31, 2010 Primary real estate agency services	Dec. 31, 2011 Secondary real estate brokerage services	Dec. 31, 2010 Secondary real estate brokerage services	Dec. 31, 2011 Real estate information and consulting services	Dec. 31, 2010 Real estate information and consulting services	Dec. 31, 2009 Real estate information and consulting services	Dec. 31, 2011 Real estate online services	Dec. 31, 2010 Real estate online services	Dec. 31, 2011 Other services	Dec. 31, 2010 Other services	Dec. 31, 2009 Other services
Goodwill
Balance at the beginning of the period		$ 453,139,720	$ 452,659,692		$ 2,764,973	$ 2,683,889	$ 75,300	$ 73,092	$ 4,350,789		$ 4,350,789	$ 445,282,401	$ 444,885,665	$ 666,257		$ 666,257
Goodwill recognized upon acquisition		14,456,095	396,736		523,257				1,316,215			12,616,623	396,736
Disposal of subsidiaries		(666,257)												(666,257)
Exchange rate translation		221,098	83,292		141,951	81,084	3,845	2,208				75,302
Gross Goodwill		467,150,656	453,139,720		3,430,181	2,764,973	79,145	75,300	5,667,004	4,350,789		457,974,326	445,282,401		666,257
Accumulated impairment		(417,822,304)										(417,822,304)
Balance at the end of the period		49,328,352	453,139,720		3,430,181	2,764,973	79,145	75,300	5,667,004		4,350,789	40,152,022	445,282,401			666,257
Impairment of goodwill
Decline in stock price experienced by CRIC (as a percent)				31.00%
Goodwill impairment charge	$ 417,822,304	$ 417,822,304										$ 417,822,304